Interest-Bearing Loans from Banks and Others (Details Textual) ₪ in Millions, $ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 ILS (₪)
Disclosure of financial instruments by type of interest rate [line items]
Minimum shareholders' equity (excluding non-controlling interests) | ₪		₪ 3,750
Ratio of net interest bearing liabilities		77.50%	77.50%	77.50%
EPRA Earnings		₪ 5,919	$ 1,708.0		₪ 5,699
The Company [Member]
Disclosure of financial instruments by type of interest rate [line items]
Credit agreements, description	Ratio of actual drawn credit to market value of securities (marketable securities of public Company's) in the maximum range of 50% to 80% as was determined in the credit agreements.
Ratio of net interest bearing liabilities		75.00%	75.00%	75.00%
CTY [Member]
Disclosure of financial instruments by type of interest rate [line items]
Percentage of ratio		32.50%	32.50%	32.50%
Minimum debt coverage ratio | $	$ 1.8
CTY [Member] | The Company [Member]
Disclosure of financial instruments by type of interest rate [line items]
Ratio of net interest bearing liabilities		70.00%	70.00%	70.00%
EPRA Earnings | ₪		₪ 60
Percentage ratio of total equity		30.00%	30.00%	30.00%
Description of ratio pledge of financial institution	The ratio of shares pledged to the bank shall not be less than 15% of the issued and paid up share capital of CTY and also that, in the event of a financial institution (which is not a financial manager of others or for others) holding CTY shares for itself at a rate in excess of 15%, the Company shall pledge additional CTY shares to the bank so that the pledged shares as a percentage of the total issued and paid up capital of CTY shall be at least 5% higher than the percentage held by the aforementioned financial institution in the issued and paid up capital of CTY, but not more than 30.1% of the issued and paid up capital of CTY.
Percentage of ratio		30.00%	30.00%	30.00%
Net financial expenses | $	$ 1.6
ATR [Member] | The Company [Member]
Disclosure of financial instruments by type of interest rate [line items]
Equity attributable to equity holders | €				€ 1.5
Ratio of net interest bearing liabilities		45.00%	45.00%	45.00%
FCR [Member]
Disclosure of financial instruments by type of interest rate [line items]
Credit agreements, description	Ratio of quarterly dividend from FCR shares secured to a credit facility shall not be less than CAD 0.8 per share.
Percentage of ratio		65.00%	65.00%	65.00%
FCR [Member] | The Company [Member]
Disclosure of financial instruments by type of interest rate [line items]
Percentage of ratio		20.00%	20.00%	20.00%
Line of credit facility, description
n)	Ratio of FCR's net financial debt according to the portion of FCR shares pledged to the bank, with the addition of the leverage that is reflected by the amount of utilized bank credit out of the total credit facility, to FCR's EBITDA shall not exceed 14.2 and shall not exceed 13.5 over any three consecutive quarters.

o)	Ratio of quarterly dividend from FCR shares secured to a credit facility, to the actual quarterly interest payments on the credit facility over any three consecutive quarters shall not be less than 1.5 (or 1.75, if shareholders equity lower than NIS 5.5 billion or the ratio of the consolidated net financial debt exceeds 62.5%).

p)	Ratio of FCR's EBITDA to FCR's finance expenses shall not be less than 1.55 or 1.75 over three consecutive quarters.

q)	Ratio of FCR's proportional of net financial debt, with the addition of the utilized credit out of the total credit facility, to the proportion of calculated FCR's real estate value (by the ratio of FCR's shares that are pledged) shall not exceed 82% and shall not exceed 80% over any three consecutive quarters.

Ratio of debt service | $			$ 1.5
Gazit Development [Member]
Disclosure of financial instruments by type of interest rate [line items]
Equity attributable to equity holders | ₪		₪ 425
Percentage ratio of total equity		25.00%	25.00%	25.00%